Note 13. Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies Disclosure [Text Block]
Note 13.  Commitments and Contingencies

Operating Lease Commitments

We incurred rent expense of approximately $600,000 and $1.2 million for the years ended December 31, 2010 and 2009, respectively.  Our principal executive and administrative offices are located in Los Angeles, California and consist of leased office space totaling approximately 10,700 square feet. The initial term of the lease expired in December 2010. In December 2010, we amended and extended the lease for three years. Our base rent is currently approximately $33,000 per month, subject to annual adjustments, with aggregate minimum lease commitments at December 31, 2010, totaling approximately $1.2 million. Concurrent with the three year extension, the Board of Directors approved a sublease of approximately one-third of the office space to Reserva, LLC an affiliate of our Chairman and CEO. Reserva, LLC will pay the company pro-rata rent during the three-year lease period.

In September 2008, the lease was amended to include additional office space and an increase in monthly base rent of approximately $10,000.  As a condition to the lease agreement, we secured a letter of credit collateralized by a certificate of deposit at the current amount of $87,000 for the landlord as a security deposit.  The certificate of deposit is included in deposits and other assets in our consolidated balance sheets.  In December 2010, we further amended the lease for three additional years.

In April 2005 we entered into a five-year lease for approximately 5,400 square feet of medical office space at an initial base rent of approximately $19,000 per month, commencing in August 2005.  The space is occupied by a managed medical practice, under a full business service management agreement.  As a condition to signing the lease, we secured a $90,000 letter of credit for the landlord as a security deposit, which, as of December 31, 2010 has been subsequently reduced to $45,000. The letter of credit is collateralized by a certificate of deposit in the amount of $45,000, which is included in deposits and other assets in our consolidated balance sheet as of   December 31, 2010. In August 2010, with all base and deferred rents paid in full, we entered into another amendment to our lease for a six-month extension after which it converts to a month-to-month lease. At December 31, 2010, the minimum base rent for the medical office in Santa Monica including aggregate minimum lease commitments was approximately $10,700, subject to annual adjustment.

In August 2006, the Company entered into a five-year lease agreement for approximately 4,000 square feet of medical office space for a company managed treatment center in San Francisco, CA.  The Company ceased operations at the center in January 2008.  In the first quarter of 2009, the Company ceased making rent payments under the lease.  In March, 2010 the Company settled the outstanding lease commitment for $200,000 to be paid in monthly installments from March 2010 through February 2011. All payments under this settlement agreement have subsequently been paid in full.

Rent expense is calculated using the straight-line method based on the total minimum lease payments over the initial term of the lease. Landlord tenant improvement allowances and rent expense exceeding actual rent payments are accounted for as deferred rent liability in the balance sheet and amortized on a straight-line basis over the initial term of the respective leases.

Future minimum payments, by year and in the aggregate, under non-cancelable operating leases with initial or remaining terms of one year or more, consist of the following at December 31, 2010:

(in thousands)
Year ending December 31,	Amount
2011	$440
2012	413
2013	463
$1,316

Clinical Research Commitments

In prior years, we committed to unrestricted grants for clinical research study in the amount of $400,000, payable based on achieving certain milestones. As of December 31, 2010, we had approximately $356,000 remaining commitment for that for that clinical research study.

Legal Proceedings

From time to time, we may be involved in litigation relating to claims arising out of our operations in the normal course of business. As of the December 31, 2010, we were not involved in any legal proceeding that we believe would have a material adverse effect on our business, financial condition or operating results. Please see Item 3 Legal Proceedings for more information.